COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments	Future minimum lease commitments under non-cancelable operating leases are as follows:
Year ended December 31,

2017	133
2018	119
2019	109
2020 and thereafter	745

Total	$1,106